Label	Element	Value
(Allspring Specialized Technology Fund - Classes A and C - Supplement) | (Allspring Specialized Technology Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities; and
• up to 25% of the Fund’s total assets in equity securities of foreign issuers, including up to 15% of the Fund’s total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments.
Under normal circumstances, we invest primarily in equity securities of companies of any market capitalization that we believe offer the potential for capital growth and are relevant to the Fund’s investment theme of innovation. We believe that companies relevant to this theme are those that derive a portion of their revenue from technology products or services, which we believe offers companies attractive opportunities for future growth through technological innovation. In selecting from this universe, we seek to identify companies that have, among other characteristics, the ability to develop or benefit from new products, services, or technological advancements that disrupt, or are expected to disrupt, existing markets or processes. We believe such companies can foster technological advancements to maximize efficiencies, establish pricing advantages, gain market share from competitors, and benefit from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. These companies will generally be part of the following industries or sectors: computer, software, communications equipment and services, internet retail, semi-conductor, health care, pharmaceuticals, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services, transaction and payment processing services, information technology or communication services.
We may also invest in equity securities of foreign issuers, including emerging market issuers, through ADRs and similar investments. In order to capture opportunities from the broadening impact of innovation, we do not limit the fund’s exposure to any single industry or sector. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. The Fund will invest at least 25% of the Fund’s assets in the technology sector.
(Effective July 15, 2022 the following portion of the strategy will become effective.) We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to how management teams allocate capital in order to drive future cash flow. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
(Allspring Specialized Technology Fund - Classes A and C - Supplement) | (Allspring Specialized Technology Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.85%	[2]
5 Years	rr_AverageAnnualReturnYear05	24.56%	[2]
10 Years	rr_AverageAnnualReturnYear10	19.39%	[2]
(Allspring Specialized Technology Fund - Classes A and C - Supplement) | (Allspring Specialized Technology Fund) | S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	26.40%
5 Years	rr_AverageAnnualReturnYear05	29.99%
10 Years	rr_AverageAnnualReturnYear10	23.54%
(Allspring Specialized Technology Fund - Classes A and C - Supplement) | (Allspring Specialized Technology Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,023
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	28.75%
10 Years	rr_AverageAnnualReturnYear10	21.53%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
(Allspring Specialized Technology Fund - Classes A and C - Supplement) | (Allspring Specialized Technology Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.23%)
5 Years	rr_AverageAnnualReturnYear05	23.76%
10 Years	rr_AverageAnnualReturnYear10	18.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
(Allspring Specialized Technology Fund - Classes A and C - Supplement) | (Allspring Specialized Technology Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.74%
5 Years	rr_AverageAnnualReturnYear05	22.17%
10 Years	rr_AverageAnnualReturnYear10	17.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000
(Allspring Specialized Technology Fund - Classes A and C - Supplement) | (Allspring Specialized Technology Fund) | Class C
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.98%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,084
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,350
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,084
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,350
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	29.34%
10 Years	rr_AverageAnnualReturnYear10	21.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2000

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
1.	The Fund has changed its primary benchmark from the S&P North American Technology Sector Index to the Russell 3000® Growth Index to more accurately reflect the revised strategy of the Fund. The S&P North American Technology Sector Index will remain as a secondary benchmark for the Fund.

[3]
2.	The Manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.23% for Class A and 1.98% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.